Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Document Period End Date	Jun. 30, 2024
C000230760 [Member]
Shareholder Report [Line Items]
Fund Name	Abraham Fortress Fund
Class Name	Class I
Trading Symbol	FORTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abraham Fortress Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/abraham/. You can also request this information by contacting us at (844) 323-8200.
Additional Information Phone Number	(844) 323-8200
Additional Information Website	https://funddocs.filepoint.com/abraham/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abraham Fortress Fund (Class I/FORTX)	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended June 30, 2024, the Fund portfolio had positive performance. Over that period, the Fund invested in approximately 50% Equities, 20% in Fixed Income, and the remaining 30% of cash committed to Diversifying Strategies. Equity exposure included individual stocks along with S&P 500 futures contracts and EAFE futures contracts. For most of the fiscal year, those equities were 70% US and 30% non-US, with a heavier weighting to utilities. Fixed Income included US Treasury Notes with a duration of approximately 8 years. Diversifying Strategies was made up of 7 external funds, which we access through a swap agreement with Deutsche Bank. Those seven strategies are considered liquid alternatives, and they generally invest in global futures markets. We collateralize these with short-term treasury instruments. These funds give us exposure to uncorrelated return streams, which we believe provides diversification for the Fund. Diversifying Strategies also included a long position in gold futures (which ranged from 10-15% during the fiscal year), a long 4% crude oil futures trade, a 4% Yen short trade, and at one point a 2% long natural gas trade.
The Diversifying Strategies struggled in the last six months of 2023. While all of our allocations were small losers in the third quarter of 2023, Equities and Fixed Income made over 7% in the fourth quarter. However, compared to benchmarks, the Fortress Fund lagged at the end of 2023, primarily because of the negative performance of Diversifying Strategies but more so because of the Fund’s smaller allocation to equities and fixed income in comparison to its benchmark.
From an allocation perspective, the biggest contributor to outperformance in the first and second quarters of 2024 was the Fund’s Diversifying Strategies. The last six months has been positive in all portfolio categories, but especially strong returns in Diversifying Strategies pushed the Fund above our benchmarks this calendar year. We were especially pleased that during this time period, the Fund’s volatility (standard deviation) remained lower than our benchmarks, creating a smoother ride for investors. We were approximately 20% less volatile than a 70/30 Portfolio.
Today, the Fund’s portfolio includes 1) 50% Stock exposure, 2) 20% Fixed Income exposure, with an 8-year duration. 3) Diversifying Strategies with 30% cash exposure (about 50% notional exposure), a 10% notional long allocation to gold futures, a 4% long crude oil position, and a 4% short Yen trade. As a reminder to investors, the Fund portfolio includes some leverage, which is why the portfolio’s notional exposure totals more than 100%. The portfolio’s notional exposure is accessed through derivatives instruments, such as futures and swaps. The futures and swaps are collateralized with T-bills, which explains the large positions in T-bills that appear on our quarterly holding reports.
We are at a point in time in which increased geopolitical risks may disrupt global business and possibly hurt investments in equities. On a positive note, the US Fed looks more likely to lower interest rates in the coming year, which would boost equity and fixed income markets. However, we believe inflation will continue to be persistent and a factor in near-term markets.
We take comfort in our efforts to be more broadly diversified than most portfolios. We believe broader diversification remains the answer to market uncertainty. As always, we appreciate your investment in the Fund. Our team invests alongside you, and we are looking forward to the markets ahead. Please give us a call if you have any questions.
FORTX Volatility Comparisons – reflects Class I Shares fees
Volatility (Standard Deviation)	Fund	70/30 Portfolio	MSCI ACWI Index	U.S. Aggregate Bond Index
1-Year (06/30/23 - 06/30/2024)	6.29%	7.84%	9.74%	6.56%
Since Inception (07/26/2018 - 06/30/2024)	8.66%	13.04%	17.27%	5.88%

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years[1]	Since Inception[1]
Abraham Fortress Fund (Class I/FORTX)	12.04%	8.68%	7.17%
70/30 Blended Index	14.19%	7.60%	7.12%
MSCI ACWI Index	19.38%	10.76%	9.41%
Bloomberg Aggregate Bond Index	2.63%	-0.23%	1.11%
[1]
Class I shares commenced operations on July 26, 2018 and the performance figures include the performance of the Abraham Fortress Fund, LP (the CFTC regulated Predecessor Fund), prior to October 13, 2021.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abrahamtrading.com/performance for the most recent performance information.
Net Assets	$ 67,459,326
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 26,978
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$67,459,326
Total number of portfolio holdings	228
Total advisory fee paid/(reimbursed)	$26,978
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
United States Treasury Bill, 5.196%, 8/20/2024	16.9%
United States Treasury Bill, 5.140%, 10/24/2024	14.3%
United States Treasury Bill, 5.175%, 9/26/2024	8.2%
United States Treasury Bill, 5.174%, 7/11/2024	6.1%
United States Treasury Bill, 5.170%, 7/25/2024	6.0%
United States Treasury Note, 3.375%, 5/15/2033	5.1%
United States Treasury Note, 2.875%, 5/15/2032	5.0%
United States Treasury Note, 1.375%, 11/15/2031	5.0%
United States Treasury Note, 4.125%, 11/15/2032	5.0%
Apple, Inc.	2.1%
Asset Allocation
U.S. Treasury Bills	51.5%
Common Stocks	29.1%
U.S. Treasury Notes	20.1%
Short-Term Investments	0.0%
Other Assets in Excess of Liabilities	-0.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bill, 5.196%, 8/20/2024	16.9%
United States Treasury Bill, 5.140%, 10/24/2024	14.3%
United States Treasury Bill, 5.175%, 9/26/2024	8.2%
United States Treasury Bill, 5.174%, 7/11/2024	6.1%
United States Treasury Bill, 5.170%, 7/25/2024	6.0%
United States Treasury Note, 3.375%, 5/15/2033	5.1%
United States Treasury Note, 2.875%, 5/15/2032	5.0%
United States Treasury Note, 1.375%, 11/15/2031	5.0%
United States Treasury Note, 4.125%, 11/15/2032	5.0%
Apple, Inc.	2.1%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000230762 [Member]
Shareholder Report [Line Items]
Fund Name	Abraham Fortress Fund
Class Name	Class K
Trading Symbol	FORKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abraham Fortress Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/abraham/. You can also request this information by contacting us at (844) 323-8200.
Additional Information Phone Number	(844) 323-8200
Additional Information Website	https://funddocs.filepoint.com/abraham/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abraham Fortress Fund (Class K/FORKX)	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended June 30, 2024, the Fund portfolio had positive performance. Over that period, the Fund invested in approximately 50% Equities, 20% in Fixed Income, and the remaining 30% of cash committed to Diversifying Strategies. Equity exposure included individual stocks along with S&P 500 futures contracts and EAFE futures contracts. For most of the fiscal year, those equities were 70% US and 30% non-US, with a heavier weighting to utilities. Fixed Income included US Treasury Notes with a duration of approximately 8 years. Diversifying Strategies was made up of 7 external funds, which we access through a swap agreement with Deutsche Bank. Those seven strategies are considered liquid alternatives, and they generally invest in global futures markets. We collateralize these with short-term treasury instruments. These funds give us exposure to uncorrelated return streams, which we believe provides diversification for the Fund. Diversifying Strategies also included a long position in gold futures (which ranged from 10-15% during the fiscal year), a long 4% crude oil futures trade, a 4% Yen short trade, and at one point a 2% long natural gas trade.
The Diversifying Strategies struggled in the last six months of 2023. While all of our allocations were small losers in the third quarter of 2023, Equities and Fixed Income made over 7% in the fourth quarter. However, compared to benchmarks, the Fortress Fund lagged at the end of 2023, primarily because of the negative performance of Diversifying Strategies but more so because of the Fund’s smaller allocation to equities and fixed income in comparison to its benchmark.
From an allocation perspective, the biggest contributor to outperformance in the first and second quarters of 2024 was the Fund’s Diversifying Strategies. The last six months has been positive in all portfolio categories, but especially strong returns in Diversifying Strategies pushed the Fund above our benchmarks this calendar year. We were especially pleased that during this time period, the Fund’s volatility (standard deviation) remained lower than our benchmarks, creating a smoother ride for investors. We were approximately 20% less volatile than a 70/30 Portfolio.
Today, the Fund’s portfolio includes 1) 50% Stock exposure, 2) 20% Fixed Income exposure, with an 8-year duration. 3) Diversifying Strategies with 30% cash exposure (about 50% notional exposure), a 10% notional long allocation to gold futures, a 4% long crude oil position, and a 4% short Yen trade. As a reminder to investors, the Fund portfolio includes some leverage, which is why the portfolio’s notional exposure totals more than 100%. The portfolio’s notional exposure is accessed through derivatives instruments, such as futures and swaps. The futures and swaps are collateralized with T-bills, which explains the large positions in T-bills that appear on our quarterly holding reports.
We are at a point in time in which increased geopolitical risks may disrupt global business and possibly hurt investments in equities. On a positive note, the US Fed looks more likely to lower interest rates in the coming year, which would boost equity and fixed income markets. However, we believe inflation will continue to be persistent and a factor in near-term markets.
We take comfort in our efforts to be more broadly diversified than most portfolios. We believe broader diversification remains the answer to market uncertainty. As always, we appreciate your investment in the Fund. Our team invests alongside you, and we are looking forward to the markets ahead. Please give us a call if you have any questions.
FORKX Volatility Comparisons – reflects Class K Shares fees
Volatility (Standard Deviation)	Fund	70/30 Portfolio	MSCI ACWI Index	U.S. Aggregate Bond Index
1-Year (06/30/23 - 06/30/2024)	6.26%	7.84%	9.74%	6.56%
Since Inception (07/26/2018 - 06/30/2024)	8.68%	13.04%	17.27%	5.88%

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years[1]	Since Inception[1]
Abraham Fortress Fund (Class K/FORKX)	12.11%	8.79%	7.28%
70/30 Blended Index	14.19%	7.60%	7.12%
MSCI ACWI Index	19.38%	10.76%	9.41%
Bloomberg Aggregate Bond Index	2.63%	-0.23%	1.11%
[1]
Class K shares commenced operations on July 26, 2018 and the performance figures include the performance of the Abraham Fortress Fund, LP (the CFTC regulated Predecessor Fund), prior to October 13, 2021.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abrahamtrading.com/performance for the most recent performance information.
Net Assets	$ 67,459,326
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 26,978
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$67,459,326
Total number of portfolio holdings	228
Total advisory fee paid/(reimbursed)	$26,978
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
United States Treasury Bill, 5.196%, 8/20/2024	16.9%
United States Treasury Bill, 5.140%, 10/24/2024	14.3%
United States Treasury Bill, 5.175%, 9/26/2024	8.2%
United States Treasury Bill, 5.174%, 7/11/2024	6.1%
United States Treasury Bill, 5.170%, 7/25/2024	6.0%
United States Treasury Note, 3.375%, 5/15/2033	5.1%
United States Treasury Note, 2.875%, 5/15/2032	5.0%
United States Treasury Note, 1.375%, 11/15/2031	5.0%
United States Treasury Note, 4.125%, 11/15/2032	5.0%
Apple, Inc.	2.1%
Asset Allocation
U.S. Treasury Bills	51.5%
Common Stocks	29.1%
U.S. Treasury Notes	20.1%
Short-Term Investments	0.0%
Other Assets in Excess of Liabilities	-0.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bill, 5.196%, 8/20/2024	16.9%
United States Treasury Bill, 5.140%, 10/24/2024	14.3%
United States Treasury Bill, 5.175%, 9/26/2024	8.2%
United States Treasury Bill, 5.174%, 7/11/2024	6.1%
United States Treasury Bill, 5.170%, 7/25/2024	6.0%
United States Treasury Note, 3.375%, 5/15/2033	5.1%
United States Treasury Note, 2.875%, 5/15/2032	5.0%
United States Treasury Note, 1.375%, 11/15/2031	5.0%
United States Treasury Note, 4.125%, 11/15/2032	5.0%
Apple, Inc.	2.1%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.